Property, plant and equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Property, plant and equipment
Total property, plant and equipment, at cost	$ 27,326	$ 24,906	$ 24,221
Less: Accumulated depreciation	(12,931)	(12,367)	(11,835)
Property, plant and equipment - net	14,395	12,539	12,386
Commitments for the purchase or construction of capital assets	746
Assets recorded under capital leases
Gross capital leases	131	251	493
Less: Accumulated depreciation	(75)	(134)	(258)
Net capital leases	56	117	235
Minimum rental payments on assets recorded under capital leases were:
2012	19
2013	14
2014	8
2015	4
2016	2
Thereafter	18
Minimum rental payments to be received for equipment leased to others were:
2012	739
2013	509
2014	296
2015	150
2016	53
Thereafter	27
Land
Property, plant and equipment
Total property, plant and equipment, at cost	753	682	639
Buildings and land improvements
Property, plant and equipment
Minimum Useful Lives (Years)	20
Maximum Useful Lives (Years)	45
Total property, plant and equipment, at cost	5,857	5,174	4,914
Machinery, equipment and other
Property, plant and equipment
Minimum Useful Lives (Years)	3
Maximum Useful Lives (Years)	10
Total property, plant and equipment, at cost	14,435	13,414	12,917
Equipment leased to others
Property, plant and equipment
Minimum Useful Lives (Years)	1
Maximum Useful Lives (Years)	10
Total property, plant and equipment, at cost	4,285	4,444	4,717
Less: Accumulated depreciation	(1,406)	(1,533)	(1,616)
Property, plant and equipment - net	2,879	2,911	3,101
Construction-in-process
Property, plant and equipment
Total property, plant and equipment, at cost	$ 1,996	$ 1,192	$ 1,034